Fair Value Measurement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair Value Measurement (Details) [Line Items]
Impairment of loss on goodwill	¥ 43,011		¥ 1,504,525
Impairment loss on goodwill	8,808		13,526
Impairment losses on ROU assets	43,011	$ 6,236	1,504,525
Impairment losses on property and equipment	¥ 875		16,347	3,460
Share description	effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.	effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.
Property, Plant and Equipment [Member]
Fair Value Measurement (Details) [Line Items]
Impairment losses on ROU assets	¥ 13,005		¥ 13,385	¥ 4,667
Black Scholes [Member]
Fair Value Measurement (Details) [Line Items]
Share description	effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.	effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.